Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

We engage in business transactions with certain related parties which include (i) De Agostini S.p.A. ("De Agostini") or entities directly or indirectly controlled by De Agostini, (ii) other entities and individuals capable of exercising control, joint control, or significant influence over us, and (iii) our unconsolidated subsidiaries or joint ventures. Members of the Board, executives with authority for planning, directing, and controlling the activities of the Company and such Directors' and executives' close family members are also considered related parties. We may make investments in such entities, enter into transactions with such entities, or both.

De Agostini Group

We are majority-owned by De Agostini. Amounts receivable from De Agostini and subsidiaries of De Agostini (the "De Agostini Group") are non-interest bearing. Transactions with the De Agostini Group include payments for support services provided and office space rented pursuant to a lease entered into prior to the formation of the Company. In addition, certain of our Italian subsidiaries have a tax unit agreement, and in some cases, a VAT agreement, with De Agostini pursuant to which De Agostini consolidates certain Italian subsidiaries of De Agostini for the collection and payment of taxes to the Italian tax authority. Tax-related receivables from De Agostini were $2.0 million and $0.4 million at December 31, 2019 and 2018, respectively. Tax-related payables to De Agostini were $17.0 million and $12.3 million at December 31, 2019 and 2018, respectively.

Related party transactions with the De Agostini Group are as follows:

	December 31,
($ thousands)	2019	2018
Trade receivables	2	1,898
Trade payables	3,180	8,131

On May 22, 2018, De Agostini entered into a variable forward transaction (the "Variable Forward Transaction") with Credit Suisse International ("Credit Suisse") relating to 18.0 million of our ordinary shares owned by De Agostini. As part of the Variable Forward Transaction, to hedge its exposure, Credit Suisse or its affiliates borrowed approximately 13.2 million of our ordinary shares from third-party stock lenders and subsequently sold such ordinary shares in an underwritten public offering through Credit Suisse Securities (USA) LLC, acting as the underwriter, pursuant to an automatically effective registration statement on Form F-3 (including a base prospectus) filed by the Company with the SEC on May 21, 2018 (the "Registration Statement").

We were not a party to the Variable Forward Transaction, did not issue or sell any ordinary shares in connection with the Variable Forward Transaction, and did not receive any proceeds from the sale of the ordinary shares in the Variable Forward Transaction. De Agostini agreed to reimburse us for certain costs and fees incurred by us in connection with the Variable Forward Transaction and the preparation and filing of the Registration Statement.

Unconsolidated Subsidiaries and Joint Ventures

From time to time, we make strategic investments in publicly traded and privately held companies that develop software, hardware, and other technologies or provide services supporting its technologies. We may also purchase from or make sales to these organizations.

Ringmaster S.r.l. ("Ringmaster")

We have a 50% interest in Ringmaster, an Italian joint venture, that is accounted for using the equity method of accounting. Ringmaster provides software development services for our interactive gaming business pursuant to an agreement dated December 7, 2011. Our investment in Ringmaster was $0.7 million and $0.5 million at December 31, 2019 and 2018, respectively.

We incurred $6.1 million, $10.4 million, and $10.9 million in expenses to Ringmaster for the years ended December 31, 2019, 2018, and 2017, respectively.

Connect Ventures One LP and Connect Ventures Two LP

We have held investments in Connect Ventures One LP and Connect Ventures Two LP (the "Connect Ventures") since 2011 and 2015, respectively, that are accounted for as equity investments. De Agostini also holds investments in the Connect Ventures, and Nicola Drago, the son of director Marco Drago, holds a 10% ownership interest in, and is a non-executive member of, Connect Ventures LLP, the fund that manages the Connect Ventures. The Connect Ventures are venture capital funds that target "early stage" investment operations.

Our investment in Connect Ventures One LP was $4.9 million and $4.3 million at December 31, 2019 and 2018, respectively. Our investment in Connect Ventures Two LP was $6.2 million and $5.3 million at December 31, 2019 and 2018, respectively.